Consolidated Statement of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning balance (in shares) at Dec. 31, 2019		68,433,478
Beginning balance at Dec. 31, 2019	$ 8,249	$ 98	$ 22,043	$ (13,892)	$ 0
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		86,324,999
Issuance of shares	140,619	$ 95	140,524
Conversion of loan to common stock (in shares)		6,265,762
Conversion of loan to common stock	3,297	$ 1	3,296
Share-based compensation expense	996		996
Net loss	(8,657)			(8,657)
Currency translation adjustments	$ (378)				(378)
Ending balance (in shares) at Dec. 31, 2020	161,024,239	161,024,239
Ending balance at Dec. 31, 2020	$ 144,126	$ 194	166,859	(22,549)	(378)
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		39,005,000
Issuance of shares	37,378	$ 7	37,371
Share-based compensation expense	1,428		1,428
Net loss	(5,897)			(5,897)
Currency translation adjustments	0
Ending balance (in shares) at Mar. 31, 2021		200,029,239
Ending balance at Mar. 31, 2021	$ 177,035	$ 201	205,658	(28,446)	(378)
Beginning balance (in shares) at Dec. 31, 2020	161,024,239	161,024,239
Beginning balance at Dec. 31, 2020	$ 144,126	$ 194	166,859	(22,549)	(378)
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		48,330,580
Issuance of shares	161,458	$ 12	161,446
Share-based compensation expense	2,565		2,565
Net loss	(40,057)			(40,057)
Currency translation adjustments	$ (1,169)				(1,169)
Ending balance (in shares) at Dec. 31, 2021	209,354,819	209,354,819
Ending balance at Dec. 31, 2021	$ 266,923	$ 206	330,870	(62,606)	(1,547)
Increase (Decrease) in Stockholders' Deficit
Share-based compensation expense	812		812
Net loss	(16,318)			(16,318)
Currency translation adjustments	$ (1,230)				(1,230)
Ending balance (in shares) at Mar. 31, 2022	209,354,819	209,354,819
Ending balance at Mar. 31, 2022	$ 250,187	$ 206	$ 331,682	$ (78,924)	$ (2,777)